OPPENHEIMER INTERMEDIATE TAX-EXEMPT FUND
Supplement Dated October 10, 1996
to the Prospectus dated February 1, 1996

The Prospectus is amended as follows:

1. Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Intermediate Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

2. The name "Oppenheimer Tax-Exempt Fund" is changed to "Oppenheimer Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.


October 10, 1996                                           PS0860.003

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                     OPPENHEIMER INTERMEDIATE TAX-EXEMPT FUND
                     Supplement dated October 10, 1996 to the
            Statement of Additional Information dated February 1, 1996

The Statement of Additional Information is amended as follows:

      1. Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Intermediate Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information are changed to reflect the new name.

      2. The name "Oppenheimer Tax-Exempt Fund" on the front cover page is changed to read "Oppenheimer Municipal Fund."


October 10, 1996                                           PX0860.003